Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets [abstract]
Loans and advances at amortised cost	£ 150,203,000,000	£ 141,636,000,000
Reverse repurchase agreements and other similar secured lending	19,811,000,000	1,731,000,000
Financial liabilities [abstract]
Deposits at amortised cost	(245,737,000,000)	(213,881,000,000)
Repurchase agreements and other similar secured borrowing	(4,033,000,000)	(2,032,000,000)
Debt securities in issue	(50,496,000,000)	(33,536,000,000)
Subordinated liabilities	(36,965,000,000)	(33,425,000,000)	£ (35,327,000,000)
Fair value [member]
Financial assets [abstract]
Loans and advances at amortised cost	149,511	141,251,000,000
Reverse repurchase agreements and other similar secured lending	19,811	1,731,000,000
Financial liabilities [abstract]
Deposits at amortised cost	(245,758)	(213,897,000,000)
Repurchase agreements and other similar secured borrowing	(4,033)	(2,032,000,000)
Debt securities in issue	(50,568)	(33,529,000,000)
Subordinated liabilities	(37,675)	(34,861,000,000)
Gross carrying amount [member]
Financial assets [abstract]
Loans and advances at amortised cost	150,203	141,636,000,000
Reverse repurchase agreements and other similar secured lending	19,811	1,731,000,000
Financial liabilities [abstract]
Deposits at amortised cost	(245,737)	(213,881,000,000)
Repurchase agreements and other similar secured borrowing	(4,033)	(2,032,000,000)
Debt securities in issue	(50,496)	(33,536,000,000)
Subordinated liabilities	£ (36,965)	£ (33,425,000,000)